other income (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
other income
Government assistance		$ 2	$ 2	$ 5
Other sublet revenue	$ 2	1	3	2
Investment income (loss), gain (loss) on disposal of assets and other	3	(2)	(1)	(5)
Interest income		1	1	2
Changes in business combination-related provisions	23		49
Total	$ 28	$ 2	$ 54	$ 4